Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Research tax credit receivable	$ 3,342	$ 2,295
Guarantee deposit	941	1,405
Other non-current assets	$ 4,283	$ 3,700